                                                                         AXP(R)
                                                                  Progressive
                                                                         Fund

                                                       2001 SEMIANNUAL REPORT
American
   Express(R)
Funds

(icon of) ruler

AXP  Progressive  Fund seeks to provide
shareholders  with long-term  growth of capital.

Mid-Cap Mixture

Everyone likes to get a bargain. In the investment world, bargains are known as "value" stocks -- stocks whose prices are believed to be low in relation to the true worth of their respective companies. While AXP Progressive Fund's main focus is on mid-cap value stocks, the Fund also invests in mid-cap growth stocks -- which represent rapidly growing companies -- to create a highly diversified, balanced portfolio.

CONTENTS
From the Chairman                      3
From the Portfolio Managers            3
Fund Facts                             5
The 10 Largest Holdings                6
Financial Statements                   7
Notes to Financial Statements         10
Investments in Securities             18

-------------------------------------------------------------------------------
-2- AXP PROGRESSIVE FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

From the Portfolio Managers
Sparked by a steep decline in technology-related issues, the stock market was forced to retreat for most of the past six months. AXP Progressive Fund's performance reflected the difficult environment, as its Class A shares experienced a loss of 21.95% (excluding the sales charge) for the first half of the fiscal year -- October 2000 through March 2001.

The stock market was already in a slump when the period began, as indications of a weakening economy spawned increasing concerns about a similar slowdown in corporate profits. The result was a largely uninterrupted sell-off that didn't subside until late December.


-------------------------------------------------------------------------------
-3- SEMIANNUAL REPORT -- 2001

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

Thanks to a surprise cut in short-term interest rates by the Federal Reserve in early January, the market quickly made up some of the lost ground. But more bad news on the profit front sent stocks sharply down again in February and March.

DIVERSIFICATION HELPS
The stock sector most under pressure during the period was technology, the largest component in the market and the Fund. While the Fund clearly felt the effect of the tech slide, careful stock selection allowed it to avoid the Internet and telecommunications services areas, where the greatest damage occurred. Illustrating the strength of the sell-off, several prominent stocks saw their prices cut in half and, in some cases, much more during the six months.

Our highly diversified portfolio also worked in the Fund's favor. Consistent with our management style, we maintained roughly a 60/40 mix of value and growth among our mid-capitalization stock holdings. As it turned out, a good performance by our value stocks helped offset a major decline among the growth group.

The story was similar with regard to the portfolio's broad industry exposure. Relatively good performance by stocks representing such diverse industries as energy, utilities, health care and financial services worked to cushion the impact of the severe downturn among tech stocks.

Although the murky profit outlook may continue to present a hurdle for the stock market over the near term, we see reasons to be optimistic about longer-term prospects, especially for the mid-cap sector. Chief among them is that mid-caps remain relatively cheap compared with large-cap stocks. Beyond that, we think the stock market is likely to gain some support from a pick-up in economic growth in the second half of 2001. Finally, we view the recent improving performance of stocks in a broadening range of industries as a precursor of an overall healthier stock market that may be less prone to the speculation-driven swings of recent years.

Kent A. Kelley

Jake Hurwitz


-------------------------------------------------------------------------------
-4- AXP PROGRESSIVE FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                      $5.76
Sept. 30, 2000                                      $8.44
Decrease                                            $2.68

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                         $0.02
From long-term capital gains                        $0.93
Total distributions                                 $0.95
Total return*                                     -21.95%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                      $5.62
Sept. 30, 2000                                      $8.26
Decrease                                            $2.64

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                         $  --
From long-term capital gains                        $0.93
Total distributions                                 $0.93
Total return*                                     -21.88%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                      $5.59
Sept. 30, 2000                                      $8.26
Decrease                                            $2.67

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                         $0.03
From long-term capital gains                        $0.93
Total distributions                                 $0.96
Total return*                                     -21.87%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                      $5.79
Sept. 30, 2000                                      $8.45
Decrease                                            $2.66

Distributions -- Oct. 1, 2000 - March 31, 2001
From income                                         $  --
From long-term capital gains                        $0.93
Total distributions                                 $0.93
Total return*                                     -21.60%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


-------------------------------------------------------------------------------
-5- SEMIANNUAL REPORT -- 2001

The 10 Largest Holdings

                                     Percent                   Value
                                 (of net assets)      (as of March 31, 2001)
Dynegy Cl A                           1.20%                  $2,754,540
Lehman Brothers Holdings              1.12                    2,570,700
Providian Financial                   1.09                    2,501,550
Harley-Davidson                       1.08                    2,466,750
UnitedHealth Group                    1.06                    2,429,660
Kinder Morgan                         1.05                    2,394,000
Exelon                                1.03                    2,353,400
El Paso                               1.00                    2,292,030
RJ Reynolds Tobacco Holdings           .98                    2,244,000
Advanced Micro Devices                 .94                    2,149,739

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here  make up 10.55% of net assets


-------------------------------------------------------------------------------
-6- AXP PROGRESSIVE FUND


Financial Statements

Statement of assets and liabilities
AXP Progressive Fund, Inc.

March 31, 2001 (Unaudited)
Assets
Investments in securities, at value (Note 1)
     (identified cost $255,626,242)                                         $227,553,429
Cash in bank on demand deposit                                                   476,807
Dividends and accrued interest receivable                                        269,932
Receivable for investment securities sold                                      1,742,447
                                                                               ---------
Total assets                                                                 230,042,615
                                                                             -----------

Liabilities
Payable for investment securities purchased                                      810,340
Accrued investment management services fee                                         3,995
Accrued distribution fee                                                           2,288
Accrued transfer agency fee                                                          240
Accrued administrative services fee                                                  375
Other accrued expenses                                                           180,302
                                                                                 -------
Total liabilities                                                                997,540
                                                                                 -------
Net assets applicable to outstanding capital stock                          $229,045,075
                                                                            ============

Represented by
Capital stock -- $.01 par value (Note 1)                                    $    399,214
Additional paid-in capital                                                   272,474,548
Undistributed net investment income                                              (84,823)
Accumulated net realized gain (loss)                                         (15,671,051)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies      (28,072,813)
                                                                             -----------
Total -- representing net assets applicable to outstanding capital stock    $229,045,075
                                                                            ============
Net assets applicable to outstanding shares:  Class A                       $193,509,677
                                              Class B                       $ 35,439,659
                                              Class C                       $     93,898
                                              Class Y                       $      1,841
Net asset value per share of
outstanding capital stock:
                                              Class A shares   33,600,476   $       5.76
                                              Class B shares    6,303,767   $       5.62
                                              Class C shares       16,789   $       5.59
                                              Class Y shares          318   $       5.79

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
-7- SEMIANNUAL REPORT -- 2001



Statement of operations
AXP Progressive Fund, Inc.

Six months ended March 31, 2001 (Unaudited)
Investment income
Income:
Dividends                                                                   $  1,359,303
Interest                                                                         287,188
     Less foreign taxes withheld                                                    (457)
                                                                                    ----
Total income                                                                   1,646,034
                                                                               ---------
Expenses (Note 2):
Investment management services fee                                               772,274
Distribution fee
     Class A                                                                     294,880
     Class B                                                                     215,710
     Class C                                                                         319
Transfer agency fee                                                              225,952
Incremental transfer agency fee
     Class A                                                                      20,803
     Class B                                                                       8,653
     Class C                                                                          12
Service fee -- Class Y                                                                 1
Administrative services fees and expenses                                         85,480
Compensation of board members                                                      3,400
Custodian fees                                                                    51,545
Printing and postage                                                              11,718
Registration fees                                                                 47,239
Audit fees                                                                        12,750
Other                                                                              1,450
                                                                                   -----
Total expenses                                                                 1,752,186
     Earnings credits on cash balances (Note 2)                                  (17,265)
                                                                                 -------
Total net expenses                                                             1,734,921
                                                                               ---------
Investment income (loss) -- net                                                  (88,887)
                                                                                 -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                          (14,873,687)
     Foreign currency transactions                                                 4,689
                                                                                   -----
Net realized gain (loss) on investments                                      (14,868,998)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies      (51,647,693)
                                                                             -----------
Net gain (loss) on investments and foreign currencies                        (66,516,691)
                                                                             -----------
Net increase (decrease) in net assets resulting from operations             $(66,605,578)
                                                                            ============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
-8- AXP PROGRESSIVE FUND



Statements of changes in net assets
AXP Progressive Fund, Inc.

                                                             March 31, 2001          Sept. 30, 2000
                                                            Six months ended           Year ended
                                                               (Unaudited)
Operations and distributions
Investment income (loss)-- net                                   $    (88,887)          $   1,306,394
Net realized gain (loss) on investments                           (14,868,998)             58,863,883
Net change in unrealized appreciation
     (depreciation) on investments
     and on translation of assets and
     liabilities in foreign currencies                            (51,647,693)                288,322
                                                                  -----------                 -------
Net increase (decrease) in net assets
     resulting from operations                                    (66,605,578)             60,458,599
                                                                  -----------              ----------
Distributions to shareholders from:
     Net investment income
         Class A                                                     (811,637)             (3,258,017)
         Class B                                                           --                  (1,711)
         Class C                                                         (252)                     --
         Class Y                                                           --                (105,288)
     Net realized gain
         Class A                                                  (28,599,427)                     --
         Class B                                                   (5,330,038)                     --
         Class C                                                       (6,729)                     --
         Class Y                                                         (257)                     --
                                                                         ----                    ----
Total distributions                                               (34,748,340)             (3,365,016)
                                                                  -----------              ----------

Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                        6,196,902              22,836,979
     Class B shares                                                 1,998,487               7,351,507
     Class C shares                                                    94,880                  24,636
     Class Y shares                                                       269               2,280,880
Reinvestment of distributions at net asset value
     Class A shares                                                28,380,931               3,069,199
     Class B shares                                                 5,231,957                   1,708
     Class C shares                                                     6,981                      --
     Class Y shares                                                       257                 105,288
Payments for redemptions
     Class A shares                                               (32,136,848)           (189,771,084)
     Class B shares (Note 2)                                       (7,226,232)            (48,936,208)
     Class C shares (Note 2)                                           (9,075)                     --
     Class Y shares                                                        --             (13,052,262)
                                                                        -----             -----------
Increase (decrease) in net assets from
     capital share transactions                                     2,538,509            (216,089,357)
                                                                    ---------            ------------
Total increase (decrease) in net assets                           (98,815,409)           (158,995,774)
Net assets at beginning of period                                 327,860,484             486,856,258
                                                                  -----------             -----------
Net assets at end of period                                      $229,045,075           $ 327,860,484
                                                                 ============           =============
Undistributed (excess of distributions over)
     net investment income                                       $    (84,823)          $     815,953
                                                                 ------------           -------------

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
-9- SEMIANNUAL REPORT -- 2001

Notes to Financial Statements

AXP Progressive Fund, Inc.
(Unaudited as to March 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks of medium-sized U.S. companies.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 253 shares of capital stock at $7.92 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security

-------------------------------------------------------------------------------
-10- AXP PROGRESSIVE FUND
increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their

-------------------------------------------------------------------------------
-11- SEMIANNUAL REPORT -- 2001
ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Progressive Fund, Inc. to the Lipper Mid-Cap Value Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $116,871 for the six months ended March 31, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $55,559 for Class A and $17,706 for Class B for the six months ended March 31, 2001.

-------------------------------------------------------------------------------
-12- AXP PROGRESSIVE FUND

During the six months ended March 31, 2001, the Fund's custodian and transfer agency fees were reduced by $17,265 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $89,685,067 and $121,100,403, respectively, for the six months ended March 31, 2001. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $13,383 for the six months ended March 31, 2001.

Income from securities lending amounted to $10,915 for the six months ended March 31, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                           Six months ended March 31, 2001
                                       Class A     Class B    Class C   Class Y
Sold                                   891,392     295,485     14,264        --
Issued for reinvested distributions  4,441,460     837,113      1,122        40
Redeemed                            (4,524,781) (1,026,750)    (1,594)       --
                                    ----------  ----------     ------     -----
Net increase (decrease)                808,071     105,848     13,792        40
                                       -------     -------     ------        --


                                              Year ended Sept. 30, 2000
                                       Class A     Class B  Class C*    Class Y
Sold                                 3,046,538   1,003,999     2,997    312,152
Issued for reinvested distributions    421,662         232        --     14,483
Redeemed                           (25,249,079) (6,627,263)       -- (1,680,899)
                                   -----------  ----------     ----- ----------
Net increase (decrease)            (21,780,879) (5,623,032)    2,997 (1,354,264)
                                   -----------  ----------     ----- ----------

* Inception date was June 26, 2000.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2001.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


-------------------------------------------------------------------------------
-13- SEMIANNUAL REPORT -- 2001

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                        2001(b)           2000             1999              1998              1997

Net asset value, beginning of period               $ 8.44             $7.21           $ 7.93            $10.17           $  8.23

Income from investment operations:

Net investment income (loss)                           --               .04              .05               .05               .08

Net gains (losses) (both realized and unrealized)   (1.73)             1.25              .65             (1.43)             2.54

Total from investment operations                    (1.73)             1.29              .70             (1.38)             2.62

Less distributions:

Dividends from net investment income                 (.02)             (.06)            (.05)             (.08)             (.08)

Distributions from realized gains                    (.93)               --            (1.37)             (.78)             (.60)

Total distributions                                  (.95)             (.06)           (1.42)             (.86)             (.68)

Net asset value, end of period                     $ 5.76             $8.44           $ 7.21           $  7.93            $10.17

Ratios/supplemental data

Net assets, end of period (in millions)              $194              $277             $394              $445              $491

Ratio of expenses to average daily net assets(c)    1.13%(d)          1.06%             .99%             1.02%             1.10%

Ratio of net investment income (loss)
   to average daily net assets                       .06%(d)           .45%             .65%              .57%              .95%

Portfolio turnover rate
   (excluding short-term securities)                  33%              121%              93%              116%               60%

Total return(e)                                   (21.95%)           18.10%            8.20%           (14.77%)           33.87%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-14- AXP PROGRESSIVE FUND



Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                        2001(b)           2000             1999              1998              1997

Net asset value, beginning of period               $ 8.26             $7.06           $ 7.80            $10.03           $  8.15

Income from investment operations:

Net investment income (loss)                         (.02)             (.02)            (.01)               --               .03

Net gains (losses) (both realized and unrealized)   (1.69)             1.22              .64             (1.42)             2.49

Total from investment operations                    (1.71)             1.20              .63             (1.42)             2.52

Less distributions:

Dividends from net investment income                   --                --               --              (.03)             (.04)

Distributions from realized gains                    (.93)               --            (1.37)             (.78)             (.60)

Total distributions                                  (.93)               --            (1.37)             (.81)             (.64)

Net asset value, end of period                     $ 5.62             $8.26           $ 7.06           $  7.80            $10.03

Ratios/supplemental data

Net assets, end of period (in millions)               $35               $51              $83               $84               $60

Ratio of expenses to average daily net assets(c)    1.91%(d)          1.83%            1.76%             1.78%             1.87%

Ratio of net investment income (loss)
   to average daily net assets                      (.76%)(d)         (.31%)           (.12%)            (.21%)             .21%

Portfolio turnover rate
   (excluding short-term securities)                  33%              121%              93%              116%               60%

Total return(e)                                   (21.88%)           17.00%            7.49%           (15.42%)           32.85%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-15- SEMIANNUAL REPORT -- 2001

Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                         2001(b)           2000(c)

Net asset value, beginning of period                $ 8.26             $7.78

Income from investment operations:

Net investment income (loss)                          (.02)             (.06)

Net gains (losses) (both realized and unrealized)    (1.69)              .54

Total from investment operations                     (1.71)              .48

Less distributions:

Dividends from net investment income                  (.03)               --

Distributions from realized gains                     (.93)               --

Total distributions                                   (.96)               --

Net asset value, end of period                      $ 5.59             $8.26

Ratios/supplemental data

Net assets, end of period (in millions)                $--               $--

Ratio of expenses to average daily net assets(d)     1.91%(e)          1.83%(e)

Ratio of net investment income (loss)
   to average daily net assets                       (.60%)(e)         (.85%)(e)

Portfolio turnover rate
   (excluding short-term securities)                   33%              121%

Total return(f)                                    (21.87%)            6.17%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-16- AXP PROGRESSIVE FUND



Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                       2001(b)           2000             1999              1998              1997

Net asset value, beginning of period              $ 8.45             $7.22           $ 7.94            $10.18           $  8.24

Income from investment operations:

Net investment income (loss)                         .01               .06              .06               .06               .09

Net gains (losses) (both realized and unrealized)  (1.74)             1.25              .64             (1.43)             2.54

Total from investment operations                   (1.73)             1.31              .70             (1.37)             2.63

Less distributions:

Dividends from net investment income                  --              (.08)            (.05)             (.09)             (.09)

Distributions from realized gains                   (.93)               --            (1.37)             (.78)             (.60)

Total distributions                                 (.93)             (.08)           (1.42)             (.87)             (.69)

Net asset value, end of period                    $ 5.79             $8.45           $ 7.22           $  7.94            $10.18

Ratios/supplemental data

Net assets, end of period (in millions)              $--               $--              $10                $8                $7

Ratio of expenses to average daily net assets(c)   1.03%(d)           .85%             .89%              .95%              .98%

Ratio of net investment income (loss)
   to average daily net assets                      .18%(d)           .73%             .75%              .62%             1.09%

Portfolio turnover rate
   (excluding short-term securities)                 33%              121%              93%              116%               60%

Total return(e)                                  (21.60%)           18.28%            8.32%           (14.70%)           34.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended March 31, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
-17- SEMIANNUAL REPORT -- 2001



Investments in Securities

AXP Progressive Fund, Inc.
March 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.3%)
Issuer                                                                            Shares              Value(a)
Aerospace & defense (2.1%)
General Dynamics                                                                  23,100            $1,449,294
Goodrich (BF)                                                                     29,200             1,120,404
Northrop Grumman                                                                  18,300             1,592,100
Rockwell Intl                                                                     16,000               581,600
Total                                                                                                4,743,398

Airlines (1.1%)
Continental Airlines Cl B                                                         17,000(b)            703,800
Southwest Airlines                                                               105,750             1,877,063
Total                                                                                                2,580,863

Automotive & related (1.4%)
Delphi Automotive Systems                                                         74,000             1,048,580
Johnson Controls                                                                  12,000               749,520
Lear                                                                              20,000(b)            586,000
SPX                                                                                9,000(b)            816,840
Total                                                                                                3,200,940

Banks and savings & loans (6.7%)
City Natl                                                                         41,700             1,601,697
Commerce Bancshares                                                               31,330             1,167,043
First Virginia Banks                                                              29,000             1,257,730
Golden State Bancorp                                                              40,000             1,115,200
Golden West Financial                                                             25,500             1,654,950
Greater Bay Bancorp                                                               20,000               503,750
Hibernia Cl A                                                                    101,000             1,410,970
Mercantile Bankshares                                                             40,600             1,502,200
Silicon Valley Bancshares                                                         20,000(b)            470,000
Southtrust                                                                        43,500             1,990,125
Synovus Financial                                                                 55,500             1,498,500
TCF Financial                                                                     31,600             1,194,164
Total                                                                                               15,366,329

Beverages & tobacco (2.5%)
Coors (Adolph) Cl B                                                               25,500             1,668,720
Pepsi Bottling Group                                                              45,000             1,710,450
RJ Reynolds Tobacco Holdings                                                      40,000             2,244,000
Total                                                                                                5,623,170

Building materials & construction (2.6%)
American Standard                                                                 22,000(b)          1,299,540
Centex                                                                            21,000               874,650
Masco                                                                             46,000             1,110,440
Quanta Services                                                                   39,200(b)            874,944
Weyerhaeuser                                                                      36,000             1,828,440
Total                                                                                                5,988,014

Chemicals (2.4%)
Air Products & Chemicals                                                          38,600             1,482,240
Eastman Chemical                                                                  22,500             1,107,450
Ecolab                                                                            30,000             1,272,600
Republic Services                                                                 64,000(b)          1,200,000
Waste Management                                                                  21,000               518,700
Total                                                                                                5,580,990

Communications equipment & services (1.4%)
Brocade Communications
     Systems                                                                      15,000(b)            313,350
DMC Stratex Networks                                                              49,600(b)            411,680
Powerwave Technologies                                                            55,500(b)            756,188
RF Micro Devices                                                                  54,000(b)            631,125
Scientific-Atlanta                                                                15,000               623,850
Time Warner Telecom Cl A                                                          13,000(b)            472,875
Total                                                                                                3,209,068

Computer software & services (1.3%)
BroadVision                                                                       60,073(b)            321,015
Citrix Systems                                                                    51,000(b)          1,077,375
PeopleSoft                                                                        34,000(b)            796,875
Portal Software                                                                   96,000(b)            810,000
Total                                                                                                3,005,265

Computers & office equipment (6.6%)
Art Technology Group                                                              33,000(b)            396,000
BISYS Group                                                                       20,000(b)          1,068,750
Cadence Design Systems                                                            54,900(b)          1,015,101
Concord EFS                                                                       48,700(b)          1,969,305
DST Systems                                                                       19,500(b)            939,705
Henry (Jack) & Associates                                                         35,200               833,800
Mercury Interactive                                                               15,000(b)            628,125
Micromuse                                                                         26,000(b)            982,540
Netegrity                                                                         10,000(b)            246,250

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-18- AXP PROGRESSIVE FUND



Common stocks (continued)
Issuer                                                                            Shares              Value(a)
Computers & office equipment (cont.)
NVIDIA                                                                            21,000(b)         $1,363,359
Palm                                                                              82,800(b)            696,038
Rational Software                                                                 38,500(b)            683,375
Redback Networks                                                                  24,000(b)            313,920
RSA Security                                                                      34,500(b)            851,719
SanDisk                                                                           20,800(b)            423,800
Sanmina                                                                           53,400(b)          1,044,638
Sybase                                                                            56,200(b)            871,100
Tech Data                                                                         30,000(b)            885,000
Total                                                                                               15,212,525

Electronics (7.9%)
Advanced Micro Devices                                                            81,000(b)          2,149,739
Amkor Technology                                                                  48,500(b)            791,156
Amphenol Cl A                                                                     24,200(b)            762,300
Applied Micro Circuits                                                            46,000(b)            759,000
Atmel                                                                            118,800(b)          1,165,725
Cypress Semiconductor                                                             34,600(b)            613,458
Foundry Networks                                                                  45,000(b)            337,500
Integrated Device Technology                                                      38,700(b)          1,145,907
KEMET                                                                             29,000(b)            491,260
KLA-Tencor                                                                        23,000(b)            905,625
Lam Research                                                                      55,400(b)          1,315,750
LSI Logic                                                                         44,500(b)            699,985
Microchip Technology                                                              45,450(b)          1,150,453
PerkinElmer                                                                        9,300               487,785
Symbol Technologies                                                               24,000               837,600
Teradyne                                                                          32,400(b)          1,069,200
TranSwitch                                                                        25,700(b)            337,313
TriQuint Semiconductor                                                            30,300(b)            448,819
Vishay Intertechnology                                                            52,000(b)          1,034,800
Vitesse Semiconductor                                                             17,000(b)            404,813
Waters                                                                            32,000(b)          1,486,399
Total                                                                                               18,394,587

Energy (4.5%)
Anadarko Petroleum                                                                22,000             1,381,160
Cabot Oil & Gas Cl A                                                              40,000             1,080,000
Devon Energy                                                                      26,000             1,513,200
FirstEnergy                                                                       67,000             1,870,640
Kerr-McGee                                                                        31,000             2,011,900
Noble Affiliates                                                                  34,000             1,418,820
Triton Energy                                                                     24,000(b,c)          450,480
Valero Energy                                                                     18,000               639,000
Total                                                                                               10,365,200

Energy equipment & services (3.3%)
Baker Hughes                                                                      50,000             1,815,500
BJ Services                                                                       28,000(b)          1,993,600
Jacobs Engineering Group                                                           7,300(b)            423,400
Nabors Inds                                                                       27,000(b)          1,399,680
Noble Drilling                                                                    41,000(b)          1,892,560
Total                                                                                                7,524,740

Financial services (4.4%)
AmeriCredit                                                                       32,900(b)          1,066,947
Bear Stearns Companies                                                            21,000               960,540
Lehman Brothers Holdings                                                          41,000             2,570,700
Neuberger Berman                                                                  20,500             1,275,305
Providian Financial                                                               51,000             2,501,550
Radian Group                                                                      25,700             1,741,175
Total                                                                                               10,116,217

Food (1.0%)
Quaker Oats                                                                       12,600             1,234,800
Suiza Foods                                                                       23,000(b)          1,106,070
Total                                                                                                2,340,870

Furniture & appliances (0.7%)
Ethan Allen Interiors                                                             28,400               959,352
Whirlpool                                                                         11,000               549,890
Total                                                                                                1,509,242

Health care (5.7%)
Allergan                                                                          28,800             2,135,520
Applera-Applied
     Biosystem Group                                                              13,000               360,750
Biomet                                                                            18,200               716,909
Coherent                                                                           8,000(b)            284,000
Forest Laboratories                                                               16,000(b)            947,840
Genzyme-General Division                                                           9,000(b)            812,970
Gilead Sciences                                                                   22,000(b)            715,000
Immunex                                                                           19,000(b)            271,938
IVAX                                                                              16,000(b)            504,000
King Pharmaceuticals                                                              39,937(b)          1,627,433
MedImmune                                                                         18,000(b)            645,750
Millennium Pharmaceuticals                                                        28,214(b)            859,398
MiniMed                                                                           18,000(b)            523,125
Protein Design Labs                                                               17,000(b)            756,500
Quest Diagnostics                                                                 10,000(b)            888,700
Techne                                                                            18,800(b)            491,150
Vertex Pharmaceuticals                                                            15,000(b)            549,375
Total                                                                                               13,090,358

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-19- SEMIANNUAL REPORT -- 2001



Common stocks (continued)
Issuer                                                                            Shares              Value(a)
Health care services (4.0%)
McKesson HBOC                                                                     28,100              $751,675
Oxford Health Plans                                                               24,000(b)            642,000
Tenet Healthcare                                                                  47,000(b)          2,068,000
Trigon Healthcare                                                                 13,000(b)            669,500
UnitedHealth Group                                                                41,000             2,429,660
Universal Health Services Cl B                                                    14,000(b)          1,236,200
Wellpoint Health Networks                                                         15,000(b)          1,429,650
Total                                                                                                9,226,685

Household products (1.4%)
Avon Products                                                                     42,000             1,679,580
Clorox                                                                            46,000             1,446,700
Total                                                                                                3,126,280

Industrial equipment & services (0.4%)
Deere & Co                                                                        22,200               806,748

Insurance (4.0%)
Everest Re Group                                                                  17,000(c)          1,130,840
Hartford Financial
     Services Group                                                               25,200             1,486,800
Jefferson-Pilot                                                                   23,300             1,581,837
John Hancock
     Financial Services                                                           33,100             1,272,695
Old Republic Intl                                                                 61,200             1,738,080
St. Paul Companies                                                                42,200             1,858,910
Total                                                                                                9,069,162

Leisure time & entertainment (1.5%)
Harley-Davidson                                                                   65,000             2,466,750
Intl Game Technology                                                              18,000(b)            906,300
Total                                                                                                3,373,050

Media (3.7%)
Cox Radio Cl A                                                                    30,000(b)            630,300
Entercom Communications Cl A                                                      29,500(b)          1,159,350
Interpublic Group of Companies                                                    18,000               618,300
McGraw-Hill Companies                                                             35,000             2,087,750
New York Times Cl A                                                               46,000             1,884,620
Reader's Digest Assn Cl A                                                         38,000             1,044,240
Westwood One                                                                      41,600(b)            957,632
Total                                                                                                8,382,192

Metals (0.2%)
Nucor                                                                             12,000               480,840

Miscellaneous (0.5%)
Dobson Communications Cl A                                                        49,000(b)            811,563
Stilwell Financial                                                                15,000               402,300
Total                                                                                                1,213,863

Multi-industry conglomerates (0.9%)
Danaher                                                                           17,700               965,712
ITT Inds                                                                          22,000               852,500
Mettler-Toledo Intl                                                                6,300(b)            259,308
Total                                                                                                2,077,520

Paper & packaging (1.4%)
Bowater                                                                           18,500               876,900
Sealed Air                                                                        22,200(b)            739,926
Smurfit-Stone Container                                                           50,000(b)            665,500
Westvaco                                                                          39,000               944,970
Total                                                                                                3,227,296

Real estate investment trust (2.0%)
Archstone Communities Trust                                                       46,000             1,131,600
Equity Office Properties Trust                                                    45,000             1,260,000
Equity Residential
     Properties Trust                                                             14,000               728,420
Starwood Hotels &
     Resorts Worldwide                                                            42,000             1,428,420
Total                                                                                                4,548,440

Restaurants & lodging (2.1%)
Brinker Intl                                                                      42,000(b)          1,172,220
Darden Restaurants                                                                51,000             1,211,250
MGM Mirage                                                                        55,000(b)          1,380,500
Wendy's Intl                                                                      42,600               950,832
Total                                                                                                4,714,802

Retail (5.1%)
Bed Bath & Beyond                                                                 56,300(b)          1,382,868
Best Buy                                                                          25,000(b)            899,000
CDW Computer Centers                                                              28,000(b)            868,000
Circuit City Stores-
     Circuit City Group                                                           79,000               837,400
Dollar Tree Stores                                                                25,000(b)            481,641
Federated Dept Stores                                                             21,000(b)            872,550
Intimate Brands                                                                   51,000               749,700
RadioShack                                                                        37,000             1,357,530
Staples                                                                           48,000(b)            714,000
Talbots                                                                           16,000               679,680
Tiffany                                                                           28,600               779,350
TJX Companies                                                                     30,000               960,000
Toys "R" Us                                                                       42,000(b)          1,054,200
Total                                                                                               11,635,919

Transportation (1.3%)
Burlington Northern Santa Fe                                                      67,000             2,035,460
Expeditors Intl of Washington                                                     19,000               958,313
Total                                                                                                2,993,773

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-20- AXP PROGRESSIVE FUND



Common stocks (continued)
Issuer                                                                            Shares              Value(a)
Utilities-- electric (7.6%)
Calpine                                                                           34,400(b)         $1,894,408
Citizens Communications                                                           68,000(b)            860,200
Entergy                                                                           44,900             1,706,200
Exelon                                                                            35,875             2,353,400
NRG Energy                                                                        30,000(b)          1,092,000
PG&E                                                                              45,000               560,250
Pinnacle West Capital                                                             30,000             1,376,100
PPL                                                                               44,000             1,934,240
Public Service Co
     of New Mexico                                                                18,400               533,784
Public Service Enterprise Group                                                   21,000               906,360
Reliant Energy                                                                    45,400             2,054,350
TXU                                                                               31,000             1,280,920
Xcel Energy                                                                       30,000               903,300
Total                                                                                               17,455,512

Utilities -- gas (4.2%)
Dynegy Cl A                                                                       54,000             2,754,540
El Paso                                                                           35,100             2,292,030
Equitable Resources                                                               13,600               938,400
Kinder Morgan                                                                     45,000             2,394,000
Ocean Energy                                                                      38,000               628,900
Questar                                                                           25,000               685,000
Total                                                                                                9,692,870

Utilities -- telephone (1.4%)
BroadWing                                                                         33,000(b)            631,950
Telephone & Data Systems                                                          16,000             1,496,000
Western Wireless Cl A                                                             24,000(b)            975,000
Total                                                                                                3,102,950
Total common stocks
(Cost: $251,051,325)                                                                              $222,979,678

Short-term securities (2.0%)
Issuer                                  Annualized                              Amount              Value(a)
                                       yield on date                          payable at
                                        of purchase                            maturity
U.S. government agencies
Federal Home Loan Bank Disc Nt
     04-25-01                              4.91%                                $500,000              $498,234
Federal Home Loan Mtge Corp Disc Nts
     04-17-01                              5.28                                  400,000               398,946
     05-22-01                              4.73                                2,000,000             1,986,160
Federal Natl Mtge Assn Disc Nts
     04-16-01                              5.30                                1,000,000               997,441
     05-18-01                              4.74                                  200,000               198,676
     06-21-01                              4.62                                  500,000               494,294

Total short-term securities
(Cost: $4,574,917)                                                                                  $4,573,751

Total investments in securities
(Cost: $255,626,242)(d)                                                                           $227,553,429


See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
-21- SEMIANNUAL REPORT -- 2001

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2001, the value of foreign securities represented 0.69% of net assets.

(d) At March 31, 2001, the cost of securities for federal income tax purposes was approximately $255,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation                                        $ 27,942,000
    Unrealized depreciation                                         (56,015,000)
                                                                    -----------
    Net unrealized depreciation                                    $(28,073,000)
                                                                   ------------


-------------------------------------------------------------------------------
-22- AXP PROGRESSIVE FUND

AXP Progressive Fund
70100 AXP Financial Center
Minneapolis, MN 55474


Ticker Symbol
Class A: INPRX  Class B: IPRBX
Class C: N/A    Class Y: N/A

                                                            PRSRT STD AUTO
                                                             U.S. POSTAGE
                                                                 PAID
                                                           AMERICAN EXPRESS



This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                            S-6450 R (5/01)